Fresh Start Accounting - Changes in cash and cash equivalents (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Changes in cash and cash equivalents
Net change in cash and cash equivalents	$ 239,172
Transfer Of Restricted Cash | First Lien Notes
Changes in cash and cash equivalents
Net change in cash and cash equivalents	767,578
Transfer Of Restricted Cash | Second Lien PIK Notes
Changes in cash and cash equivalents
Net change in cash and cash equivalents	258,160
Proceeds From Equity Offerings
Changes in cash and cash equivalents
Net change in cash and cash equivalents	500,000
Payment Of Debt | 2013 Revolving Credit Facility
Changes in cash and cash equivalents
Net change in cash and cash equivalents	(475,000)
Payment Of Debt | SSCF
Changes in cash and cash equivalents
Net change in cash and cash equivalents	(661,478)
Payment Of Debt | Debtor-In-Possession Financing
Changes in cash and cash equivalents
Net change in cash and cash equivalents	(50,354)
Accrued interest	(354)
Payment Of Accrued Interest
Changes in cash and cash equivalents
Net change in cash and cash equivalents	(35,994)
Funding Of Professional Fee Escrow
Changes in cash and cash equivalents
Net change in cash and cash equivalents	(50,175)
Payment Of Professional Fees
Changes in cash and cash equivalents
Net change in cash and cash equivalents	(13,557)
Payment Of Bank Fees
Changes in cash and cash equivalents
Net change in cash and cash equivalents	$ (8)